Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 4,873	$ 118,099	$ (969)	$ (89,722)	$ 32,281
Balance (in Shares) at Dec. 31, 2022	11,186,481
Exercise of warrants	$ 76	668			744
Exercise of warrants (in Shares)	186,000
Exercise of options	$ 14	134			148
Exercise of options (in Shares)	32,913
Share-based compensation		819			819
Net Income (loss)				2,047	2,047
Balance at Jun. 30, 2023	$ 4,963	119,720	(969)	(87,675)	36,039
Balance (in Shares) at Jun. 30, 2023	11,405,394
Balance at Mar. 31, 2023	$ 4,955	119,341	(969)	(93,437)	29,890
Balance (in Shares) at Mar. 31, 2023	11,385,041
Exercise of options	$ 8	81			89
Exercise of options (in Shares)	20,353
Share-based compensation		298			298
Net Income (loss)				5,762	5,762
Balance at Jun. 30, 2023	$ 4,963	119,720	(969)	(87,675)	36,039
Balance (in Shares) at Jun. 30, 2023	11,405,394
Balance at Dec. 31, 2023	$ 4,982	121,068	(969)	(96,741)	$ 28,340
Balance (in Shares) at Dec. 31, 2023	11,452,672				11,452,672
Exercise of options	$ 1	8			$ 9
Exercise of options (in Shares)	1,840
Share-based compensation		785			785
Net Income (loss)				(8,405)	(8,405)
Balance at Jun. 30, 2024	$ 4,983	121,861	(969)	(105,146)	$ 20,729
Balance (in Shares) at Jun. 30, 2024	11,454,512				11,454,512
Balance at Mar. 31, 2024	$ 4,983	121,369	(969)	(100,936)	$ 24,447
Balance (in Shares) at Mar. 31, 2024	11,454,512
Share-based compensation		492			492
Net Income (loss)				(4,210)	(4,210)
Balance at Jun. 30, 2024	$ 4,983	$ 121,861	$ (969)	$ (105,146)	$ 20,729
Balance (in Shares) at Jun. 30, 2024	11,454,512				11,454,512